Investments in Associates and Joint Ventures - Investments in Associates and Joint Ventures Accounted for using the Equity Method (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Carrying amount	₩ 9,498,381	₩ 7,306,816
Joint ventures, Carrying amount	40,057	97,507
Investments in associates and joint ventures	₩ 9,538,438	₩ 7,404,323	₩ 6,896,293
Dogus Planet, Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	Turkey
Joint ventures, Ownership (%)	50.00%	50.00%
Joint ventures, Carrying amount	₩ 13,991	₩ 20,081
Investments in associates and joint ventures	₩ 13,991	₩ 20,081	15,118
PT XL planet digital [member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	Indonesia
Joint ventures, Ownership (%)		50.00%
Joint ventures, Carrying amount		₩ 27,512
Investments in associates and joint ventures		₩ 27,512	23,108
Finnq Co. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	Korea
Joint ventures, Ownership (%)	49.00%	49.00%
Joint ventures, Carrying amount	₩ 16,474	₩ 24,174
Investments in associates and joint ventures	₩ 16,474	24,174
Celcom Planet and others [member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	-
Joint ventures, Carrying amount	₩ 9,592	25,740
Investments in associates and joint ventures	₩ 9,592	₩ 25,740	3,406
SK China Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	China
Associates, Ownership (%)	27.30%	9.60%
Associates, Carrying amount	₩ 526,099	₩ 46,354
Investments in associates and joint ventures	₩ 526,099	₩ 46,354	43,814
Korea IT fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	63.30%	63.30%
Associates, Carrying amount	₩ 257,003	₩ 263,850
Investments in associates and joint ventures	₩ 257,003	₩ 263,850	260,456
KEB HanaCard Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	15.00%	15.00%
Associates, Carrying amount	₩ 280,988	₩ 265,798
Investments in associates and joint ventures	₩ 280,988	₩ 265,798	254,177
NanoEnTek, Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	28.50%	28.50%
Associates, Carrying amount	₩ 38,718	₩ 39,514
Investments in associates and joint ventures	₩ 38,718	₩ 39,514	45,008
SK Industrial Development China Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Hong Kong
Associates, Ownership (%)		21.00%
Associates, Carrying amount		₩ 74,717
Investments in associates and joint ventures		₩ 74,717	86,324
SK Technology Innovation Company [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Cayman Islands
Associates, Ownership (%)	49.00%	49.00%
Associates, Carrying amount	₩ 42,511	₩ 47,488
Investments in associates and joint ventures	₩ 42,511	₩ 47,488	45,891
HappyNarae Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	45.00%	42.50%
Associates, Carrying amount	₩ 21,873	₩ 17,236
Investments in associates and joint ventures	₩ 21,873	₩ 17,236	17,095
SK hynix Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	20.10%	20.10%
Associates, Carrying amount	₩ 8,130,000	₩ 6,132,122
Investments in associates and joint ventures	₩ 8,130,000	₩ 6,132,122	5,624,493
SK MENA Investment B.V. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Netherlands
Associates, Ownership (%)	32.10%	32.10%
Associates, Carrying amount	₩ 13,853	₩ 15,451
Investments in associates and joint ventures	₩ 13,853	₩ 15,451	14,929
SKY Property Mgmt. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Virgin Island
Associates, Ownership (%)		33.00%
Associates, Carrying amount		₩ 263,225
Investments in associates and joint ventures		₩ 263,225	251,166
S.M. Culture & Contents Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	23.40%
Associates, Carrying amount	₩ 64,966
Investments in associates and joint ventures	₩ 64,966
Xian Tianlong Science and Technology Co., Ltd. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	China
Associates, Ownership (%)	49.00%	49.00%
Associates, Carrying amount	₩ 25,891	₩ 25,880
Investments in associates and joint ventures	₩ 25,891	25,880
Daehan Kanggun BcN Co., Ltd. and others [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	-
Associates, Carrying amount	₩ 96,479	115,181
Investments in associates and joint ventures	₩ 96,479	₩ 115,181	₩ 161,058